UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

MORGAN STANLEY CAPITAL I INC.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001547361

MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST 2024-RPL1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Chris Scott, (212) 761-4940

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01     Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MORGAN STANLEY CAPITAL I INC

Date: October 25, 2024	By:	/s/ Chris Scott
	Name:	Chris Scott
	Title:	Authorized Signatory

EXHIBIT INDEX

Exhibit Number

99.1 Third Party Due Diligence Report – AMC Diligence, LLC Executive Summary

Schedule 1	–	Collection Comments Report
Schedule 2	–	Compliance Report
Schedule 2.1		Compliance Report
Schedule 3	–	Pay History Report
Schedule 4	–	Title Report
Schedule 4.1	–	Title Report Additional Loans
Schedule 5	–	Rating Agency Grades Report (16 loans)
Schedule 6	–	Exception Grades Report (16 loans)
Schedule 7	–	Valuation Summary Report (16 loans)
Schedule 8	–	Supplemental Data Report (16 loans)
Schedule 9	–	Rating Agency Grades Report (4 loans)
Schedule 10	–	Exception Grades Report (4 loans)
Schedule 11	–	Valuation Summary Report (4 loans)
Schedule 12	–	Supplemental Data Report (4 loans)
Schedule 13	–	Modification Report

99.2 Third Party Due Diligence Report – Clayton Services LLC Due Diligence Narrative Report

Schedule 1	–	Compliance Only Conditions Report
Schedule 2	–	Loan Level Tape Compare Report
Schedule 3	–	Rating Agency ATR QM Report
Schedule 4	–	Re-Performing Loans Upload Report

99.3 Third Party Due Diligence Report – Consolidated Analytics, Inc. Executive Summary

Schedule 1	–	Due Diligence Standard Report
Schedule 2	–	Rating Agency Grades Summary Report
Schedule 3	–	Valuations Summary Report
Schedule 4	–	Data Compare Report

99.4 Third Party Due Diligence Report – Covius Real Estate Services, LLC Narrative

Schedule 1	–	ATR QM Report
Schedule 2	–	Exceptions Report
Schedule 3	–	Grades Report
Schedule 4	–	Tape Compare Report
Schedule 5	–	Valuation Report

99.5 Third Party Due Diligence Report – Digital Risk, LLC Narrative

Schedule 1	–	Data Integrity Report
Schedule 2	–	Findings Report
Schedule 3	–	Rating Agency Report
Schedule 4	–	Valuation Report

99.6 Third Party Due Diligence Report – Selene Diligence LLC Due Diligence Narrative Report

Schedule 1	–	Rating Agency Grades Summary Report
Schedule 2	–	Standard Findings Report
Schedule 3	–	Valuation Report
Schedule 4	–	Rating Agency Multi-Property Valuation Report
Schedule 5	–	Data Compare Report